NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2024, 2023 and 2022 (in thousands, except share and per share data):

	Year Ended December 31, 2024
	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(329,754)	$(71,652)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	58,227,497	12,652,310
Net loss per share attributable to ordinary shareholders, basic and diluted	$(5.66)	$(5.66)

	Year Ended December 31, 2023
	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(98,505)	$(29,933)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	46,046,607	13,992,286
Net loss per share attributable to ordinary shareholders, basic and diluted	$(2.14)	$(2.14)

	Year Ended December 31, 2022
	Class A	Class B
Numerator:
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders	$(238,299)	$(64,022)
Less: Undistributed earnings allocated to participating securities	(9,620)	(2,585)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(247,919)	$(66,607)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	30,152,746	8,100,990
Net loss per share attributable to ordinary shareholders, basic and diluted	$(8.22)	$(8.22)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive outstanding securities as of December 31, 2024, 2023 and 2022 were excluded from the computation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods:

	December 31,
	2024	2023	2022
Share options	3,740,789	3,895,087	6,379,785
Options to restricted shares	19,948,408	20,046,080	20,217,940
RSUs	3,009,918	3,034,203	479,497
Ordinary share warrants	2,016,321	2,016,326	1,955,725
Redeemable convertible preferred shares	5,000,000	5,000,000	—
Exchangeable notes	11,434,704	—	—
Net potential dilutive outstanding securities	45,150,140	33,991,696	29,032,947